Jul. 31, 2018
Bond-Debenture Portfolio
Bond-Debenture Portfolio

LORD ABBETT BOND DEBENTURE FUND, INC.

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Supplement dated July 31, 2018 to the

Summary Prospectus, Prospectus, and Statement of Additional Information,

each dated May 1, 2018, each as supplemented thereafter

This supplement updates certain information contained in each of Lord Abbett Bond Debenture Fund’s and Bond Debenture Portfolio’s (each a “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

Principal Investment Strategies – Summary Prospectus Changes

The second and third paragraphs under the section titled “Principal Investment Strategies” in each Fund’s summary prospectus will be replaced in their entirety with the following:

The Fund’s investments primarily consist of the following types of securities and other financial instruments:

•	U.S. high-yield securities;

•	U.S. investment grade fixed income securities;

•	convertible securities;

•	foreign (including emerging market) securities;

•	mortgage- related and other asset backed securities;

•	Government securities, including U.S. government securities, municipal securities, and non-U.S. sovereign government securities;

•	senior loans, including bridge loans, novations, assignments and participations;

•	inflation-linked instruments; and

•	equity securities.

Under normal conditions, the Fund allocates its assets principally among fixed income securities in the following four asset categories: U.S. high yield securities; U.S. investment grade fixed income securities; convertible securities; and foreign (including emerging market) securities. However, the Fund may invest substantially all of its assets in any one of these categories at any time, provided that (i) at least 20% of the Fund’s net assets are invested in any combination of investment grade debt securities, U.S. Government securities, and cash equivalents, and (ii) the Fund’s investments in foreign securities, which are securities of non-U.S. issuers that are denominated in non-U.S. currencies, do not exceed 20% of its net assets.

Principal Risks – Summary Prospectus Changes

The following bullets will be added to the section titled “Principal Risks” in each Fund’s summary prospectus:

•	Inflation Linked Investment Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

•	Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds) or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

•	Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a sovereign government or governmental entity defaults, it may ask for maturity extensions, interest rate reductions, or additional loans. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

Principal Investment Strategies – Prospectus Changes

The second through fourth paragraphs of information relating to the Fund under the section titled “More Information About the Fund – Principal Investment Strategies” in each Fund’s prospectus will be replaced in their entirety with the following:

The Fund allocates its assets principally among fixed income securities in four asset categories, but may invest substantially all of its assets in any one category at any time:

•	U.S. high-yield securities, which are debt securities that are rated BB/Ba or lower by an independent rating agency, including Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), or that are unrated but determined by Lord Abbett to be of comparable quality. The Fund may invest a substantial portion of its net assets in high-yield securities.

•	U.S. investment grade fixed income securities, which are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency, including Moody’s (Aaa, Aa, A, Baa), S&P (AAA, AA, A, BBB), and Fitch (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality.

•	Convertible securities, which are corporate securities, usually preferred stocks or bonds, that are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula (the “conversion price”). A convertible security may offer both a relatively high yield received from dividend or interest payments in comparison to common stock dividends and the potential for capital appreciation if the value of the underlying common stock increases above the conversion price. Convertible securities may provide investors the opportunity to participate in rising markets and potential protection in declining markets.

•	Foreign (including emerging market) securities, including (i) foreign securities traded outside of the U.S., (ii) securities of foreign issuers that primarily are traded on a U.S. securities exchange, (iii) securities of non-U.S. issuers that are denominated in non-U.S. currencies, and (iv) American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution (such as a U.S. bank) and represent a specified number of shares issued by a foreign company.

The investment grade and high-yield securities described above may include mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets, and government securities, which include U.S. Government and non-U.S. sovereign government securities.

Under normal conditions, the Fund invests in each of the four categories described above. However, the Fund may invest substantially all of its assets in any one of these categories at any time, provided that (i) at least 20% of the Fund’s net assets are invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents, and (ii) the Fund’s investments in foreign securities, which are securities of non-U.S. issuers that are denominated in non-U.S. currencies, do not exceed 20% of its net assets. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, and similar instruments. The Fund’s investments in U.S. Government securities may include debt securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. Municipal bonds are debt securities issued by or on behalf of U.S. states, territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam), and possessions (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities that provide income that generally is exempt from regular federal or, as applicable, state and/or local personal income taxes. The Fund’s investments in non-U.S. sovereign government securities may include debt securities issued or guaranteed by non-U.S. sovereign governments, their agencies, authorities, political subdivisions, or instrumentalities, and supranational agencies. Supranational agencies are organizations that are designed or supported by one or more governments or governmental agencies to promote economic development. Examples of supranational agencies include the Asian Development Bank, the European Bank for Reconstruction and Development, and the World Bank.

The Fund may invest in inflation-linked fixed income securities, which are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments.

Principal Risks – Prospectus Changes

The following bullets will be added to the section titled “More Information about the Fund – Principal Risks” in each Fund’s prospectus:

•	Inflation-Linked Investment Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

•	Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities) or in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds) or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities.

Specific risks are associated with different types of municipal securities. For example, with respect to general obligation bonds, the full faith, credit, and taxing power of the municipality that issues a general obligation bond supports payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base. Certain of the municipalities in which the Fund invest may experience significant financial difficulties, which may lead to bankruptcy or default. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility or class of facilities, the proceeds of a special tax, or other revenue source, and depend on the money earned by that source. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities.

In addition, each industry is subject to its own risks: the electric utility industry is subject to rate regulation vagaries, while the health care industry faces two main challenges – affordability and access.

Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer generally will appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation, it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss. Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline.

•	Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a sovereign government or governmental entity defaults, it may ask for maturity extensions, interest rate reductions, or additional loans. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

SAI Changes

The table beginning on page 4-1 of Part I of each Fund’s SAI is updated to include the following investment types and techniques for the Fund: “Debt Securities – Inflation-Indexed securities;” “Debt Securities – Municipal Bonds;” “Debt Securities – Non-U.S. Government and Supranational Debt Securities;” and “Debt Securities – Zero Coupon Bonds.”

Please retain this document for your future reference.